Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 47,465	₩ 54,703	₩ 43,162
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	44,183	49,865	37,906
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 3,282	₩ 4,838	₩ 5,256